Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Summary of Shares Repurchased (Detail) - EUR (€)			1 Months Ended											12 Months Ended	23 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 19, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2017	Dec. 22, 2017	Jan. 20, 2016
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased	237,000	0	552,700	1,147,280	497,878	573,620	460,259	0	0	0	0	0	0	3,468,737	8,232,115
Average price paid per Share (EUR)	€ 130.80	€ 0.00	€ 146.37	€ 153.84	€ 148.83	€ 136.15	€ 129.06	€ 0.00	€ 0.00	€ 0.00	€ 0.00	€ 0.00	€ 0.00	€ 144.14
Total number of shares purchased as part of publicly announced plans or programs	237,000	0	3,468,737	2,916,037	1,768,757	1,270,879	697,259	0	0	0	0	0	0
Maximum value of shares that may yet be purchased under program 2 (EUR)	€ 1,069,000,000.0	€ 1,100,000,000.0	€ 600,000,000.0	€ 680,900,000.0	€ 857,400,000.0	€ 931,500,000.0	€ 1,009,600,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 1,100,000,000.0	€ 600,000,000.0
2015 Share Buy Back Program [Member]
Equity, Class of Treasury Stock [Line Items]
Maximum value of shares that may yet be purchased under program 2 (EUR)																€ 500,000,000